Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Total Payments
Alta Mesa
Total	$ 124,376	$ 124,376
Brevard
Total	5,500	5,500
Brown
Total	20,900	20,900
USC
Total	101,314	101,314
Breccia Pipes
Total	99,875	99,875
Shirley Basin
Total	26,600	26,600
Poison Creek
Total	52,318	52,318
Paco
Total	13,038	13,038
Metamin -Other
Total	15,600	15,600
Dewey-Burdock
Total	552,977	552,977
Dewey-Terrace
Total	167,800	167,800
Gas Hills
Total	125,600	125,600
Juniper Ridge
Total	26,000	26,000
JB
Total	13,600	13,600
Ticaboo
Total	6,800	6,800
NoseRock
Total	3,707	3,707
Rosita
Total	$ 6,175	$ 6,175